Note 5 - Details of Selected Balance Sheet Accounts (Details) - Inventories (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Finished goods and purchased products	$ 2,814	$ 3,574
Work in process	4,790	14,328
Raw materials	5,624	11,913
Total inventories	$ 13,228	$ 29,815